Amounts Due to Related Parties (Details) - Schedule of Amounts Due to Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, Total	$ 1,122	$ 519
Mr. CHUN SUN WONG [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, Total	284	139
Mr. ZHUO WANG [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, Total	$ 838	$ 380